Significant Accounting Policies (Details Text) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended			40 Months Ended
		Aug. 31, 2015	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2015
Significant Accounting Policies (Details Text)
Acquisition - Equity of HSBC Bank Brasil S.A. (“HSBC Bank”) and HSBC Serviços e Participações Ltda. (“HSBC Serviços”).							100.00%
Goodwill	[1]				R$ 4,221,787
The projected average loss ratio				42.00%
The projected average loss ratio - Extended Guarantee segment				15.19%
The projected average loss ratio - For the elementary lines				50.21%
The average reinsurance projected in the study, calculated on the basis of reported claims				2.05%
Expected dividend as percentage, share options granted				30.00%
For financial companies, financial company equivalent and of the insurance industry
Significant Accounting Policies (Details Text)
Applicable tax rate		15.00%
Changed according to Law no 13,169/15
Significant Accounting Policies (Details Text)
Applicable tax rate						20.00%
Returning to the rate
Significant Accounting Policies (Details Text)
Applicable tax rate			15.00%
For the other companies
Significant Accounting Policies (Details Text)
Applicable tax rate					9.00%
Income tax
Significant Accounting Policies (Details Text)
Applicable tax rate				15.00%
Surcharge
Significant Accounting Policies (Details Text)
Applicable tax rate				10.00%
Bigger than
Significant Accounting Policies (Details Text)
Proportion of ownership interest in associate				20.00%
Less than
Significant Accounting Policies (Details Text)
Proportion of ownership interest in associate				50.00%
Net income is distributed to the consortium's members
Significant Accounting Policies (Details Text)
Consortium				50.00%
Remaining monthly income is retained by the lead insurer over the year and transferred to the members of the consortium at the start of the following year
Significant Accounting Policies (Details Text)
Consortium				50.00%
The right to receive a minimum dividend per share
Significant Accounting Policies (Details Text)
Expenditure on maintenance and repairs of property and equipment items is recognized as an asset when it is probable that future economic benefits associated with the items will flow to the Organization				one year
The estimated useful life of software				two to five years
Risk related to the cover of the holder's dependents, following the death of the holder				five years
Deferred tax assets on income tax and social contribution losses				30.00%
Minimum dividend per share				10.00%
Of the annual net income, in accordance with the the Company’s Bylaws
Significant Accounting Policies (Details Text)
Expected dividend as percentage, share options granted					30.00%
The mathematical reserve for unvested benefits (PMBAC)
Significant Accounting Policies (Details Text)
Discount rate				4.50%	5.10%
The mathematical reserve of benefits granted (PMBC)
Significant Accounting Policies (Details Text)
Discount rate				4.50%	5.10%
Other provisions
Significant Accounting Policies (Details Text)
Discount rate				4.50%	5.10%

[1]	Based on an assessment made on July 01,2016, were identificable the fair values of the assets adquired and liabilities assumed in the acquisition.